LONG-TERM DEBT, NET (2020 Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 29, 2023	Apr. 29, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total long-term debt			$ 7,499,771	$ 8,449,459
Amount available for future drawdown			$ 920,710
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,915,947					$ 14,850,000
Term of maturity		5 years
Maturity date			Apr. 29, 2025
Loan commitment fees recognized			$ 3,954	$ 5,978	$ 10,613
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.00%
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.00%
2020 Credit Facilities [Member] | Maximum [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.00%
Debt instrument credit adjustment spread	0.20%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.00%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.00%
2020 Credit Facilities [Member] | Minimum [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | United States of America, Dollars
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%
Debt instrument credit adjustment spread	0.06%
2020 Credit Facilities [Member] | USD Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Total long-term debt			1,052,515
Amount available for future drawdown			$ 848,464
2020 Credit Facilities [Member] | HKD Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Total long-term debt						$ 8,222,000
Amount available for future drawdown						$ 6,628,000